Related Party Disclosures - Summary Of Material Loans From Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Infront International Holdings AG [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	€ 932	€ 952
Infront International Holdings AG [Member] | Loans From Related Party [Member]
Disclosure of transactions between related parties [line items]
Interest Expense Related Party Transactions		7,615	€ 19,497
Amounts payable, related party transactions		0	€ 393,833
Wanda Sports & Media (Hong Kong) Holding Co. Limited
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	614	€ 174,620
Wanda Sports & Media (Hong Kong) Holding Co. Limited | Loans From Related Party [Member]
Disclosure of transactions between related parties [line items]
Interest Expense Related Party Transactions	2,680
Amounts payable, related party transactions	€ 44,685